CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS) INCOME - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of comprehensive income [abstract]
Net income	[1]	$ 606	$ 1,619	$ 27
Items that will not be reclassified subsequently to profit or loss:
Revaluation of property, plant and equipment		142	100	134
Taxes on the above		(36)	(25)	(121)
Other comprehensive income that will not be reclassified to profit or loss, net of tax		106	75	13
Items that may be reclassified subsequently to profit or loss:
Foreign currency translation		159	(163)	(99)
Cash flow hedge		(24)	(58)	0
Taxes on the above items		2	11	0
Share of (losses) earnings from investments in associates		(27)	27	0
Other comprehensive income that will be reclassified to profit or loss, net of tax		110	(183)	(99)
Total other comprehensive income (loss)		216	(108)	(86)
Comprehensive income (loss)		822	1,511	(59)
Attributable to:
Brookfield Infrastructure Partners L.P.	[2]	278	1,008	(373)
Non-controlling interests		$ 544	$ 503	$ 314

[1]
Earnings per share have not been presented in the financial statements, as the underlying shares do not constitute “ordinary shares” under IAS 33, Earnings per share. See Note 3(b), Material Accounting Policy Information, for further details.

[2]	Comprehensive income is attributable to the partnership prior to the special distribution as well as subsequently as a result of the partnership holding all of the class C shares issued by our company. Please refer to Note 3(b), Material Accounting Policy Information, for further details.